Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Components Of Net Periodic Benefit Cost
Service cost	$ 168	$ 129	$ 119
Interest cost	170	168	169
Expected return on plan assets	(176)	(191)	(207)
Prior service cost (credit) and transition obligation (asset) amortization	(5)	(4)	(9)
Actuarial loss (gain) amortization	264	161	125
Net periodic benefit cost	421	263	197
Net actuarial gain (loss) arising during the year	555	(567)	(474)
Net actuarial loss (gain) amortized during the year	264	161	125
Net prior service credit (cost) arising during the year
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(5)	(4)	(9)
Total recognized in other comprehensive income (loss)	814	(410)	(358)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	393	(673)	(555)
Postretirement Welfare Plan [Member]
Components Of Net Periodic Benefit Cost
Service cost	3	5	4
Interest cost	4	7	9
Expected return on plan assets	(2)	(2)	(5)
Prior service cost (credit) and transition obligation (asset) amortization	(1)
Actuarial loss (gain) amortization	(9)	(7)	(6)
Net periodic benefit cost	(5)	3	2
Net actuarial gain (loss) arising during the year		24	10
Net actuarial loss (gain) amortized during the year	(9)	(7)	(6)
Net prior service credit (cost) arising during the year	35
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(1)
Total recognized in other comprehensive income (loss)	25	17	4
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 30	$ 14	$ 2